Related Party Transactions (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2025	Dec. 31, 2024
Related Party Transactions [Abstract]
Schedule of Related Party Activities

Below is a summary of related party activities for the nine months ended September 30, 2025 and 2024 (in thousands):

Related Party	Balance Sheet Account	As of December 31, 2024	Expenses Incurred (COS)	Revenue	Cash Received / Paid	As of September 30, 2025

DBDC	Accounts Receivable	$128	$-	$24	$(38)	$114
NAC	Accounts Payable	51	49	16	(100)	16
DFI	Accounts Receivable	-	-	50	(50)	-

Related Party	Balance Sheet Account	As of December 31, 2023	Expenses Incurred (COS)	Revenue	Cash Received / Paid	As of September 30, 2024

DBDC	Accounts Receivable	$145	$-	$26	$(45)	$126
NAC	Accounts Payable	-	247	-	(155)	92
DFI	Accounts Receivable	-	-	4	(1)	3

Below is a summary of related party activities for the years ended December 31, 2024 and 2023:

Related Party	Balance Sheet Account	As of December 31, 2023	Expenses Incurred (COS)	Revenue	Cash Received / Paid	As of December 31, 2024
DBDC	Accounts Receivable	$145	$-	$25	$(42)	$128
NAC	Accounts Payable	-	366	-	(315)	51
Deep Fission	Accounts Receivable	-	-	4	(4)	-

Related Party	Balance Sheet Account	As of January 1, 2023	Expenses Incurred (COS)	Revenue	Cash Received / Paid	As of December 31, 2023
DBDC	Accounts Receivable	$69	$-	$76	$-	$145
NAC	Accounts Payable	-	409	-	(409)	-
Deep Fission	Accounts Receivable	-	-	-	-	-